Related Party and Party-In-Interest Transactions - Additional Information (Details) - EBP 001 - Employee Benefit Plan, Trustee - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, investment advisory fees	$ 182,373
Employee benefit plan, funds allocated to participant accounts	371,954
Employee benefit plan, unallocated revenue sharing account balances	$ 193,073	$ 149,141
Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, number of shares purchased	25,655
Employee benefit plan, shares purchase value	$ 209,920
Employee benefit plan, number of shares disposed	31,017
Employee benefit plan, shares selling price	$ 266,895